Post balance sheet events (Details) - Asia asset management - Agreement to acquire TMB Asset Management Co. Ltd.	Jul. 25, 2018
Post balance sheet events
Percentage of voting equity interests acquired	65.00%
Percentage to which ownership may be increased in the future	100.00%